INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Summary of breakdown of deferred income tax and social contribution – Assets

i)    Breakdown of deferred income tax and social contribution – Assets:

	Consolidated
	2021	2020
Tax loss carryforwards (a)	2,099,768	492,384
Allowance for expected credit losses	224,231	205,033
Provision for inventory losses	244,854	169,181
PP&E and Intangible assets – Depreciation and amortization	308,406	351,784
Lease liabilities	441,860	155,470
Other accruals, reserves and provision for tax, civil and labor risks (b)	418,861	519,293
Employee benefits	317,835	479,536
Other temporary differences	433,041	448,991
Total Deferred Tax Assets	4,488,856	2,821,671

Effect of changes in fair value of derivative instruments, including hedge accounting transactions (c)	(137,410)	(638,965)
PP&E and Intangible assets – useful life adjustment	(312,914)	(328,698)
Employee benefits	(215,235)	(197,458)
Right-of-use assets	(423,095)	(171,788)
Fair value of identifiable net assets in business combination (d)	(1,002,167)	(1,108,693)
Other temporary differences	(438,001)	(324,389)
Total Deferred Tax Liabilities	(2,528,823)	(2,769,991)

Net Deferred income tax and social contribution	1,960,033	(51,680)

Deferred income taxes and social contribution assets (e)	2,954,074	1,339,725
Deferred income taxes and social contribution liabilities (e)	(994,041)	(1,288,045)

a)	The variation in the period is due to increase in tax loss carryforwards and negative basis resulted from the recording of approximately R$823 million related to the subsidiary Avon Luxembourg S.A.R.L in the period, resulting from corporate restructuring and expectation of realization of the recorded amount.
b)	Includes (i) allowance under the accrual basis, reflecting authentic expenses incurred in the year, but for which suppliers have not issued invoice, a (ii) deferred revenue and (iii) other accruals not currently deductible for tax.
c)	Variation in the period refers to settlement of hedge instruments associated to Bonds with exposition to foreign exchange variation.
d)	The balance includes deferred income tax liability on the fair value of net identifiable assets in the acquisition of the subsidiaries Avon, The Body Shop and Aesop.
e)	Balance already includes any offsetting of deferred tax assets and liabilities of the same nature and originating from the same jurisdiction.

Schedule of tax losses carryforwards for which no deferred tax asset recognised

As of December 31, 2021, the Company had balances of deferred income tax asset on tax losses in the amount of R$12.3 billion (R$13.3 billion as of December 31, 2020) which do not expire and had not been recognized in accounting books due to historical analyses of recoverability in the respective operations. Of these amounts, R$8.2 billion are from the subsidiary Natura &Co Luxembourg Holdings S.á.r.l (previously known as “Avon Luxembourg”).

Item	Amount	Indefinite Expiration	Definite Expiration
Net operating loss (a)	10,486,753	9,890,238	596,515
Credits (b)	668,067	-	668,067
Other future deductible Items	1,170,092	83,584	1,086,508
Total	12,324,912	9,973,822	2,351,090
a)	During 2022, expirations of approximately R$168 million are expected, the remaining expirations would start to occur in 2023 and future periods with the majority of tax losses.
b)

During 2022, expiration of approximately R$10 million are expected; the remaining expirations would start to occur in 2023 and in future periods, with the majority of claims subject to statute of limitations in 2027.

Summary of reconciliation of income tax and social contribution

12.2  Reconciliation of income tax and social contribution:

	Consolidated
	2021	2020	2019
Income (loss) before income tax and social contribution	(7,297)	(388,935)	304,566
Taxes on Company formation	-		206,592
Income (loss) before income tax and social contribution (1)	(7,297)	(388,935)	511,158
Income tax and social contribution at the rate of 34%	2,481	132,238	(173,794)
Benefit of expenses with research and technological innovation	26,277	23,033	19,228
Tax incentives	-	10,018	12,457
Investment subsidies (a)	469,863	128,173	24,864
Effect from differences of tax rates of entities abroad	(139,924)	(166,394)	26,907
Taxation of profits of foreign subsidiaries	(77,072)	(56,194)	(60,305)
Deferred income tax recognized (not recognized) from tax losses carryforward (b)	888,900	(104,160)	(8,893)
Tax benefits of interest on own equity (IOE)	-	10,275	37,628
Exercise of purchase options and restricted share plans	(57,526)	(9,770)	9,697
Non-Deductible donation and contribution	-	(12,509)	(4,136)
United Kingdom Tax Law rate change (c)	(180,174)	(63,428)	-
Withholding Taxes	-	(63,754)	-
Transfer pricing adjustments	(36,807)	(67,529)	(1,156)
Other permanent differences	151,968	(34,743)	(31,596)
Income tax and social contribution revenue (expenses)	1,047,986	(274,744)	(149,099)

Income tax and social contribution - current	(923,476)	(292,828)	(94,780)
Income tax and social contribution - deferred	1,971,462	18,084	(54,319)

Effective Rate- %	(14.362)	(70.6)	29.2
a)	The Company has tax incentives arising from its ordinary operations (Investment subsidies).

b)	As of December 31, 2021, the Company had balances of deferred income tax asset on tax losses in the amount of R$12.3 billion (R$13.3 billion as of December 31, 2020) which do not expire and had not been recognized in accounting books due to historical analyses of recoverability in the respective operations. Of these amounts, R$8.2 billion are from the subsidiary Natura &Co Luxembourg Holdings S.á.r.l.

c)

During 2021 and 2020, the income tax rate in the UK was changed. In 2021, the enacted tax rate increased from 19% to 25% (17% to 19% in 2020) which resulted in an increase in the Company’s deferred tax liabilities associated with UK. Such increase was accrued through deferred income tax expense during 2021 and 2020.

(1)	At consolidated level, income (loss) before income tax and social contribution included the losses with discontinued operations.

Summary of changes in deferred asset and liability income tax and social contribution

The changes in deferred asset and liability income tax and social contribution for the years ended December 31, 2021 and 2020 were as follows:

	Consolidated
	Asset	Liability
Balance at December 31, 2019	374,448	(450,561)
Effect on income statement	(19,639)	37,723
Reserve for grant of options and restricted shares	96,181	-
OCI impact	(61,658)	-
Currency Translation Effect	283,359	(314,527)
Business combination	667,034	(560,680)
Balance at December 31, 2020	1,339,725	(1,288,045)
Effect on income statement	1,728,281	243,180
Reserve for grant of options and restricted shares	(106,979)	-
Transfer between income tax and deferred social contribution – assets and liabilities	16,437	(16,437)
OCI impact	72,939	-
Currency translation effect	(96,329)	67,261
Balance as of December 31, 2021	2,954,074	(994,041)